Related Parties	12 Months Ended
Dec. 31, 2013
Related Parties [Abstract]
Related Party Transactions Disclosure [Text Block]
28. Related Parties
The Company lends to and accepts deposits from shareholders, directors, officers and their related business interests on substantially the same terms as loans and deposits to other individuals and businesses of comparable credit worthiness. Loans to related parties were approximately $4,097 and $4,301 at December 31, 2013 and 2012, respectively, and are included in loans held for investment. Deposits held for related parties were approximately $12,229 and $7,094 at December 31, 2013 and 2012, respectively.
The Company leases certain office property from a limited partnership owned in part by a director and shareholder of the Company and the director’s direct interests. The lease agreements relate to properties located in Jacksonville, Florida, and reflect substantially the same terms as leases entered into with other businesses of comparable standing. Several of the leases were extended with expected maturities in 2014, as well as one new lease that commenced in April of 2013. Payments related to the properties totaled $1,563, $2,436 and $3,372 for the years ended December 31, 2013, 2012 and 2011, respectively.